Net results of financial transactions (Tables)	6 Months Ended
Jun. 30, 2020
Net results of financial transactions
Schedule of net results of financial transactions

	Apr-Jun	Jan–Mar	Apr-Jun	Jan-Jun	Jan-Jun	Jan-Dec
Skr mn	2020	2020	2019	2020	2019	2019
Derecognition of financial instruments not measured at fair value through profit or loss	8	2	8	10	8	19
Financial assets or liabilities at fair value through profit or loss	1	-110	27	-109	82	120
Financial instruments under fair-value hedge accounting	-37	45	15	8	65	85
Currency exchange-rate effects on all assets and liabilities excl. currency exchange-rate effects related to revaluation at fair value	4	-4	0	0	0	2
Total net results of financial transactions	-24	-67	50	-91	155	226